Investments in Associates (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)		Dec. 31, 2015 ILS (₪)
Disclosure of associates [line items]
The Group's share of loss from continuing operations	₪ (248,778)	$ (71,756)	₪ (319,981)	[1]	₪ (371,153)	[1]
The Group's share of total comprehensive income	(191,667)	$ (55,287)	(253,921)		₪ (353,032)
Associates [Member]
Disclosure of associates [line items]
The Group's share of loss from continuing operations	(20,202)		(57,630)
The Group's share of total comprehensive income	(20,202)		(57,630)
Aggregate carrying amount of the Group's interests in these associates			₪ 21,215

[1]	Reclassified (discontinued operations). Refer to Note 19.